Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
EuroPac International Value Fund (Prospectus Summary) | EuroPac International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIVX

EuroPac International Value Fund (Prospectus Summary) | EuroPac International Value Fund
EuroPac International Value Fund SUMMARY SECTION
Investment Objective
The Fund's investment objective is income and long term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page
14 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EuroPac International Value Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee or overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EuroPac International Value Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) Fee		0.25%
Other Expenses		0.90%
Total annual fund operating expenses		2.30%
Fee waiver and/or expense reimbursement	[1]	(0.55%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EuroPac International Value Fund:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
EuroPac International Value Fund Class A	620	1,086	1,577	2,927

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund's advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. In addition, under normal market conditions the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-US companies. The
Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Principal Risks of Investing
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund's share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund's investments may underperform particular sectors of the equity market or the equity market as a whole.

Foreign Securities Risk. The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in currency and exchange rates may adversely affect share prices.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

Liquidity Risks. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting the specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

Preferred Stock Risk. The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself.  The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF's fees and expenses, which may adversely affect the Fund's performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the
Fund's investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
EuroPac International Value Fund (Prospectus Summary) | EuroPac International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EuroPac International Value Fund SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is income and long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page
14 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	EuroPac International Value Fund:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund's advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. In addition, under normal market conditions the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-US companies. The
Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund's share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund's investments may underperform particular sectors of the equity market or the equity market as a whole.

Foreign Securities Risk. The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in currency and exchange rates may adversely affect share prices.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

Liquidity Risks. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund's investments in developing countries.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting the specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer's competitive position.

Preferred Stock Risk. The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself.  The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF's fees and expenses, which may adversely affect the Fund's performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the
Fund's investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
EuroPac International Value Fund (Prospectus Summary) | EuroPac International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement is in effect until March 1, 2012
EuroPac International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account annual maintenance fee and redemption fee requests	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,927

[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.